Schedule of Equity - Non-Controlling Interest (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Issued capital	$ 142,986,671	$ 142,986,671	$ 125,713,259	$ 114,922,698
Reserves	2,567,347	3,875,305	2,226,051
Accumulated losses	(59,128,334)	(49,985,023)	(38,500,932)
Non-controlling interest	7,500,616	7,786,784	7,581,625
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Issued capital	7,357,911	7,357,911	7,357,911
Reserves	450,202	685,141	392,832
Accumulated losses	(307,497)	(256,268)	(169,118)
Non-controlling interest	$ 7,500,616	$ 7,786,784	$ 7,581,625